Interest Rate Benchmark Reform - Schedule of Quantitative Information About Financial Instruments That Have Yet To Be Transitioned To An Alternative Benchmark Rate (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
USD LIBOR [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	¥ 13,944	¥ 13,330
Carrying amount of non-derivative financial liabilities	1,588	1,344
Derivative notional amounts	311,477	221,161
Others [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	39	370
Derivative notional amounts	¥ 69	¥ 1,756